Consolidated Statements of Operations - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Sales of products	$ 84,059,000	$ 71,371,000	$ 67,864,000
Service fees	15,216,000	16,942,000	17,541,000
Total revenues	99,275,000	88,313,000	85,405,000
Cost of revenues:
Cost of products sold	44,851,000	35,870,000	38,692,000
Cost of services	11,298,000	11,424,000	12,311,000
Total cost of revenues	56,149,000	47,294,000	51,003,000
Gross profit	43,126,000	41,019,000	34,402,000
Research and development costs	14,860,000	14,406,000	14,370,000
Selling, general and administrative expenses	23,587,000	21,417,000	22,362,000
Reorganization and impairment	138,000	$ 60,000	$ (3,466,000)
Loss from litigation	14,600,000
Total operating expenses	53,185,000	$ 35,883,000	$ 33,266,000
Operating income (loss)	(10,059,000)	5,136,000	1,136,000
Financial income (expenses), net	(1,877,000)	(1,220,000)	(1,738,000)
Income (loss) before income taxes	(11,936,000)	3,916,000	(602,000)
Income tax (expense) benefit	1,823,000	(579,000)	609,000
Net income (loss)	$ (10,113,000)	$ 3,337,000	$ 7,000
Earnings (loss) per ordinary share:
Basic	$ (.30)	$ 0.11	$ 0.00
Diluted	$ (.30)	$ 0.11	$ 0.00
Weighted average number of ordinary shares outstanding (in thousands):
Basic	33,352	30,464	30,040
Diluted	33,352	30,545	30,094